Rule 497AD

PROSPERITY SECURITY

FREEDOM

American Impact

Disclaimer

An investment in Freedom Capital Corporation may be considered speculative and involves a high degree of risk, including the risk of a substantial loss of investment. Investors are advised to consider the investment objectives, risks, and charges and expenses of Freedom Capital Corporation carefully before investing. Such information may be found in Freedom Capital Corporation’s prospectus. Investors may obtain a copy of the prospectus free of charge at www.freedomcapitalfunds.com or by contacting Democracy Funding LLC at 1560 Wilson Blvd., Suite 450, Arlington, VA 22209 or by phone at 1-844-279-5627. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by a prospectus, a copy of which must be made available to you. The Securities and Exchange Commission, the Attorney General of New York, nor any state securities commission has approved or disapproved of these securities. Any representation to the contrary is a criminal offense.

As of January 19, 2016, the Company’s offering has not been approved in the following jurisdictions: Alabama, Arkansas, Hawaii, Massachusetts, New Mexico, Ohio, Oklahoma, Puerto Rico, Texas, Washington and West Virginia. As a result, shares of our common stock are not eligible to be sold to individuals that reside in such jurisdictions.

able to sell your shares. While we intend to conduct quarterly tender offers for our shares, only a limited number of shares will be eligible for repurchase and we may amend, suspend or terminate the share repurchase program at any time. In addition, any such repurchases will be at a 10% discount to the current offering price on the date of repurchase.

• An investment in our shares is not suitable for you if you might need access to the money you invest in the foreseeable future.

• We are a new company and have no operating history and are subject to the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objectives.

• We intend to invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal.

• Our distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to us for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.

• An investment strategy focused primarily on privately-held middle-market companies presents certain challenges, including the lack of available information about these companies.

• A lack of liquidity in certain of our investments may adversely affect our business.

• We may borrow funds to make investments, which may increase the volatility of our investments and may increase the risks of investing in our securities.

• We have limited operating history and are subject to the business risks and uncertainties associated with any new business.

• This is a “best efforts” offering and if we are unable to raise substantial funds then we will be more limited in the number and type of investments we may make.

detailed description of the suitability standards imposed on investors, including heightened standards required by certain states.

waivers and reimbursements by Freedom Capital Investment Management may not continue in the future. If Freedom Capital Investment Management were not to reimburse certain of

• The repayment of any amount owed to Freedom Capital Management will reduce the future distributions to which you would otherwise be entitled.

• An investment in a non-traded BDC involves substantial up-front fees, including selling commissions and dealer manager fees, and ongoing fees to the adviser in the form of management and incentive fees and reimbursements.

• As a new company with no investments, our continuous public offering may be deemed to be a “blind pool” offering. An investor may not have the opportunity to evaluate historical data or assess investments prior to purchasing our shares.

FREEDOM CAPITAL
AMERICAN IMPACT INVESTOR

Create an American Impact by profitably investing in the Prosperity, Security and Freedom of the United States and its allies.

Structured as a Non-Traded BDC to maximize investor pool

- Private equity/debt opportunity for the retail investor
- Declared effective 09/15
- Cleared in 41 states
- First closing anticipated to occur February 1st
- Negotiating multiple selling agreements with independent broker dealer firms
- Direct public investment

Contrarian Play – Against current SRI/Impact investing norms

Low correlation / Low Liquidity/ Low Leverage

Current return with private equity upside

4

ENTER FREEDOM CAPITAL

BATTLE FOR THE CAPITAL MARKETS

CHALLENGE $6.57* $0*

Freedom Capital believes that Impact-SRI does not TRILLION currently represent the investment objectives of a massive percentage of American investors.

Freedom Capital believes the current agenda driven investment landscape represented by Impact-SRI is disproportionately focused on liberal ideals.

IMPACT- AMERICAN SRI IMPACT

OPPORTUNITY

Freedom Capital offers an investment vehicle which allows the underrepresented portion of the capital markets to express and defend its principles by creating American Impact.

     “TIP OF THE SPEAR IN THE CAPITAL MARKETS BATTLE”

*Source: US SIF Foundation, Thompson Reuters Nelson 5

PORTFOLIO CONSTRUCTION

Profitablyinvestincompaniesand TARGET CAPITAL ALLOCATION industries that enhance prosperity, security and freedom for the U.S. and its allies.

Proprietary

Potential for current income and Originated Product equity appreciation

U.S. Small / Middle Market Senior and Subordinated Debt

Opportunistic Event Driven

Proprietary Originated Product

Opportunistic Event Driven

U.S. Small / Middle Market Senior and Subordinated Debt

RECENT EVENTS UNDERSTANDING THE SITUATION

CERBERUS

(May 2014)

STANFORD

(May 2014)

DAYTON

(June 2014)

PRESBYTERIAN CHURCH

(June 2014)

ROCKEFELLER

(September 2014)

CHURCH OF ENGLAND

(May 2015)

CHURCH OF ENGLAND

(May 2015)

NYC

(September 2015)

SOCIALLY RESPONSIBLE INVESTING / IMPACT INVESTING

$6.57 TRILLION

$6.57 trillion of capital in the U.S. is committed to Socially $7 Responsible Investing / Impact Investing strategies. $6

76% increase in 2 years. 1 in 6 professionally managed dollars in the U.S. is $5 influencedbysociallyresponsibleinvesting $4

$3 $2 $1 $0

1995 1997 1999 2001 2003 2005 2007 2010 2012 2014

*Source: US SIF Foundation

MASSIVE OVERT & COVERT MARKET 1 of every 6 dollars under professional management in the US. Many asset managers have politically driven investment goals, even if they are not overtly stated.

4X

     436 institutions and 2,040 individuals From 2012 to 2014, among institutional across 43 countries and representing investors policies restricting investments $2.6 trillion in assets have committed to in weapons manufacturing grew to affect divest from fossil fuel companies. $355B in assets, a four-fold increase.

*Source: US SIF Foundation *Source: www.arabellaadvisors.com/wp-content/uploads/2015/09/Measuring-the-Growth-of-the-Divestment-Movement.pdf

COVERT AGENDA - EXAMPLE
UNITED NATIONS AGENDA & INFLUENCE

United Nations Global Compact

UNEP Finance Initiative
Innovative financing for sustainability

US Signatories to the United Nations Principals for Responsible Investment:

AFL-CIO Reserve Fund Cal PERS CalSTRS Connecticut Retirement Plans and Trust Funds Illinois State Board of Investments International Finance Corporation (IFC) Los Angeles County Employees Retirement Association Maryland State Retirement and Pension System Middletown Works Hourly and Salaried Union Retirees Health Care Fund Multi-Employer Property Trust Nathan Cummings Foundation New York City Employees Retirement System New York State Local Retirement System SEIU Pension Plan Master Trust State Universities Retirement System of Illinois UAW Retiree Medical Benefits Trust UFCW International Union Pension Plan for Employees United Church Funds United Nations Joint Staff Pension Fund Universal Health Care Foundation of Connecticut Wespath Investment Management 3Sisters Sustainable Investments LLC ABS Investment Management Acadian Asset Management Adams Street Partners LLC Albright Capital Management AllianceBernstein LP Alpvest Partners BV (Carlylie Group Subsidary) Amalgamated Bank Analytic Investors, LLC Auda International LP AWJ Capital Partners LLC Batterymarch Financial Management BlackRock Blue Wolf Capital Management Boston Common Asset Management Boston Trust Breckinridge Capital Advisors Calvert Investments Capital Group International Inc Capricorn Investment Group LLC Cartica Capital CBRE Global Investors Clarion Partners, LLC Commonfund Conning Asset Management Company Conservation Forestry Partners LLC Core Capital Management LLC Creation Investments Capital Management LLC Darby Private Equity DCA Capital Partners Developing World Markets Dimensional Fund Advisors Disciplined Growth Investors Dodge & Cox Domini Social Investments EIG Global Energy Partners Emerging Capital Partners Empirical Asset Management, LLC Equator LLC Falcon Investment Advisors LLC Fermat Capital Management LLC First Affirmative Financial Network LLC First Reserve Franklin Templeton Investments Freeman Spogli & Co Gannett Welsh & Kotler LLC Global Environment Fund Global Fund Exchange Holdings LLC Goldman Sachs Asset Management (GSAM) Grasroots Capital Partners Ltd Grosvenor Capital Management LP Hamilton Lane Highland Good Steward Management ICE Canyon LLC Income Research & Management INTECH Investment Management LLC Invesco Ltd Janus Capital Management LLC JP Morgan Asset Management Kohlberg Kravis Roberts & Co Partners LLP Krull & Company Legg Mason Investment Councel Light Green Advisors Long Wharf Real Estate Partners LLC Mariner Investment Group, LLC. Mellon Capital Management Corporation MFS Investment Management Microvest Miller Howard Investments Morgan Stanley Investment Management Muzinich & Co Neuberger Berman Group LLC New Amsterdam Partners NewWorld Capital Group LLC Nomura Corporate Research and Asset Management Inc North Sky Capital Northern Trust Global Investments PanAgora Asset Management Pamassus Investments Pax World Payden & Rygel PIMCO Portfolio 21 Investments Praesidian Capital Principal Global Investors Progressive Asset Management Prudential Real Estate Investors Putnam Investments LLC Quotient Investors Red Mountain Capital Partners LLC Redwood Investments LLC Relational Investors LLC Rock Creek Group Rockefeller Asset Management Russell Investments Satori Capital LLC Saturna Capital Siguler Guff & Company, LP Sonen Capital LLC Standish Mellon Asset Management State Street Global Advisors StepStone Group LP Stone Harbor Investment Partners LP Summit Global Management, Inc T Rowe Price The Oblate International Pastoral Investment Trust The Sustainability Group at Loring, Wolcott & Coolidge Office The Townsend Group TIAA - CFEF TorreyCove Capital Partners LLC TBG Capital Advisors, LLC TriLInc Global LLC Trillium Asset Management Trilogy Global Advisors LP University of Dayton Davis Center for Portfolio Management's Flyer Investments VantagePoint Capital Partners W.P. Stewart & Co Ltd Wellington Management Company LLP William Blair & Company LLP

Source: http://www.unpri.org/about-pri/the-six-principles/

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SOCIAL IMPACT INVESTING FUNDS

SOCIAL IMPACT INVESTING INTERMEDIARIES & CONSULTANTS

IRIS is the catalog of generally-accepted performance metrics that leading impact investors use to measure the social, environmental, and financial performance of their investments. IRIS metrics align with a number of 3rd party assessments, standards, and frameworks. These metric sets represent a range of industries and are offered in partnership with leaders in each respective field.

Elizabeth Littlefield, President and CEO of the Overseas Private Investment Corporation (OPIC), discusses the development finance institution’s innovative work to support and advance impact investing.

Haas School of Business University of California Berkeley

B Analytics is a customizable platform for measuring, benchmarking and reporting on impact. Through B Analytics investors can: Search a database to find basic ratings information on over 1000 companies and 70 funds 11

SOCIAL IMPACT INVESTING SRI EVENTS

October 12 – 13, 2015 Whitehall Place London, England

May 4-5, 2016 Boston Park Plaza Hotel,

Boston, MA November 3-5, 2015 The Broadmoor Colorado Springs, CO

20 -23 January, 2016 Davos-Klosters, Switzerland

April 21-22, 2015 The Union League Club Chicago, IL

November 5-7 Washington State Convention Center Seattle, WA

SOCIAL IMPACT INVESTING PUBLICATIONS

SOCIAL IMPACT INVESTING BOOKS

SMALL

IS A BIG CONTRIBUTOR

Small business is a big contributor SMALL BUSINESS GDP CONTRIBUTION to the US economy. But the capital markets reward size, and small business, which contributes 46% of GDP, suffers in today’s capital markets ecosystem.

54.0% 46.0%

Other Small Business

Source: “SmallBusinessGDP: Update2002–2010,SBAOfficeofAdvocacy”January2012.

SmallBusinessesincludeindependentbusinesseswithlessthan500employees

SMALL COMPANIES OUTPERFORM

Small companies have outperformed large companies by a significant margin over the long term, but opportunities to invest in small companies in the public equity markets continues to decline because of external factors.

Ibbotson ® SBBI ®

Stocks, Bonds, Bills, and Inflation 1994-2013



$10
1
0.60
Compound annual return
Small stocks 12.0%
Large stocks 9.2
Government bonds 7.0
Treasury bills 2.9
Inflation 2.4
$9.66
$5.84
$3.89
$1.75
$1.60
1994
1999
2004
2009

Past performance is no guarantee of future results. Hypothetical value of $1 invested at the beginning of 1994. Assumes reinvestment of income and no transaction costs or taxes. This is for illustrative purposes only and not indicative of any investment. An investment cannot be made directly in an index. *© 2014 Morningstar. All Rights Reserved.*

16

SMALL COMPANIES OUTPERFORM

(continued)

Ibbotson ® SBBI ®
Stocks, Bonds, Bills, and Inflation 1926-2013



$100k
10k
1k
100
10
1
0.10
Compound annual return
• Small stocks 12.3 %
• Large stocks 10.1
• Government bonds 5.5
• Treasury bills 3.5
• Inflation 3.0
$26,641
$4,677
$109
$21
$13
1926
1936
1946
1956
1966
1976
1986
1996
2006

Past performance is no guarantee of future results. Hypothetical value of $1 invested at the beginning of 1926. Assumes reinvestment of income and no transaction costs or taxes. This is for illustrative purposes only and not indicative of any investment. An investment cannot be made directly in an index. *© 2014 Morningstar. All Rights Reserved.*

17

PERFORMANCE OF PRIVATE EQUITY

35.45%

35% 30% 25%

20% 18.20% 17.33% 17.98% 15.41%

15%

     11.26% 11.91% 10.65% 10% 9.46% 9.06% 8.31% 8.16%

5%

0%

5 year 10 year 20 year 30 year

Cambridge Associates U.S. Private Equity Dow Jones Industrial Average Index Wilshire 5000 Total Market Index

Source: CambridgeAssociatesU.S.VentureCapitalIndexandSelectedBenchmarkStatistics. June30,2015

http://40926u2govf9kuqen1ndit018su.wpengine.netdna-cdn.com/wp-content/uploads/2015/10/Public-USVC-Benchmark-2015-Q2.pdf

PUSHING OUT SMALL BUSINESS

Number IPO TRENDS Average of IPOs IPO proceeds

2002 (millions)

     Sarbanes 2012 1998 SEC 2001

800 Oxley Act JOBS Act $600 Regulation of ATS Penny Tick and Exchanges Sizes

700

     2001 $500 600 US Patriot Act $400 500

400 $300

300 $200 200 $100 100

0 $0 1985 1986 1987 1988 1989 1990 1991 1992 1993 1994 1995 1996 1997 1998 1999 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015

Average IPO Gross Proceeds US$MM Number of IPOs

Source:http://renaissancecapital.com/ipohome/press/ipovolume.aspx 19

IPO SIZE AND VOLUME

AVERAGE ANNUAL IPOS AVERAGE IPO PROCEEDS ($MM)

366 $247

142

$62

1985-1999 2000-2014 1985-1999 2000-2014

Source:http://bear.warrington.ufl.edu/ritter/IPOStatistics.pdfandRenaissanceCapital 20

CAPITAL MARKET
ECOSYSTEM

What has clearly changed from the 1990s is that the vast majority of bookrunning managers were willing to lead IPOs as small as $10 million. Today almost all large Wall Street firms have abandoned the small IPO because the sales and marketing of small company equities to appropriate institutional investors is now unprofitable. – CohnReznik July 2014

NUMBER OF IPO BOOKRUNNERS



250
200
150
100
50
0
159
60
60
26
1993-1994
2013-2014
# of Book Runners All IPOs
Number of Bookrunners Small IPOs

Source: Perspectives in Middle Market Equity Capital July 2014. CohnReznik, LLP

21

SIZE MATTERS

NUMBER OF PUBLICLY TRADED COMPANIES POTENTIAL INVESTMENT OPPORTUNITIES

10,000 180,000 8,823

9,000 160,000 160,000

8,000

     140,000 7,000 120,000 6,000 5,248 100,000 5,000 80,000 4,000 60,000 3,000 40,000 2,000

1,000 20,000 13,000 5,200

0 0

1997 2014 Public PrivateCompanies Other Companies(1) withPE(2) Companies(3)

Potential Investment Opportunities

     (1)WorldFederationofExchanges Source:WorldFederationofExchanges 22 (2) http://www.pegcc.org/education/pe-by-the-numbers/ (3)U.S.Companieswithatleast$10millioninrevenue.Dun&Bradstreet,Industryestimates

DE-LEVERAGING THE BANKING SYSTEM

De-leveraging of the Global Banking System

Bank Regulations

- Basel III
- Dodd Frank/ Volcker Rule
- Leverage Lending Guidance

1. Increasing Bank Capital Requirements
2. Reducing Bank Liquidity
3. Constraining Bank Leverage
4. Decreased Risk Taking

The banks now hold 50-60% more capital than in prior decades


Core Capital (Leverage) Ratio (PCA)
10%
9%
8%
7%
6%
5%
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
Sep-15

... and bank assets are highly concentrated in the big banks


Share of Industry Assets
120%
100%
80%
60%
40%
20%
0%
84:1
56:1
2007
2008
2009
2010
2011
2012
2013
2014
2015(3)
Assets < $100 Million
Assets $1 Billion - $10 Billion
Assets $100 Million - $1 Billion
Assets > $10 Billion

23

NUMBER OF INSURED BANKING INSTITUTIONS

All Banks and Savings Institutions

     15,158 $15,000

$12,500

$10,000

$7,500 6,270

$5,000

$2,500

$0

1990 1991 1992 1993 1994 1995 1996 1997 1998 1999 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 (Sept.)

DollarsinBillions. Source: FDICStatisticsataGlanceasofSeptember30,2015 24

SOCIAL + EARNED MEDIA

FACEBOOK STATISTICS

Cost Per Click Click Through (CPCv) Rate (CTR)

Industry: 0.37$ Industry: 0.94%

FCIM: 0.31$ FCIM: 2.4%

TWITTER STATISTICS SOCIAL MEDIA PRESENCE ON THESE PLATFORMS:

DEC 2015 SUMMARY

Tweets Tweet Impressions

58 133K

Profile Visits Mentions

1,897 24

New Followers

236

BUSINESS DEVELOPMENT COMPANY “BDC” THE IDEAL AMERICAN IMPACT VEHICLE

• Freedom Capital Corporation is a BDC

• BDCstructurecreatedbyCongressin1980tofacilitateincreasedcapitalflowstosmall and mid-sized U.S. businesses • A pass-through entity – no taxation on distributed income at BDC level • BDCs must distribute at least 90% of income and capital gains • Restricted primarily to investments in privately held or small publicly traded U.S. companies • Public reporting ensures transparency • Private equity opportunities for American retail investors

     PROVIDE CAPITAL TO POTENTIAL FOR CURRENT

     LOW CORRELATION TO ESSENTIAL INCOME AND CAPITAL

     STOCK MARKET AMERICAN IMPACT APPRECIATION

BUSINESSES

ALTERNATIVE

ASSETS

Alternative Assets hit a record high ALTERNATIVE INVESTMENTS HAVE GROWN TWICE AS FAST AS of $7.2 trillion in 2013 TRADITIONAL INVESTMENTS SINCE 2005.

Alternative Assets under management grew at an annualized pace of 10.7% - twice the rate of CAGR

2005-13

traditional investments

5.9%

Newflowsintoalternativeswere

6% of total assets in 2013, versus

1-2% into non-alternatives Dollars

-McKinseyOnInvestingNumber1Winter2014/15 of $56.7

Trillions $50.2 5.4%

     $45.7 $45.7 $46.0 $42.8 $42.8 $37.9 $37.1

     $7.2 10.7% $5.0 $5.0 $5.3 $5.9 $6.3 $6.8 $3.2 $4.1 2005 2006 2007 2008 2009 2010 2011 2012 2013

Alternatives Traditional Investments

Source: McKinseyOnInvestingNumber1Winter2014/15 27

FREEDOM CAPITAL

INVESTMENT MANAGEMENT TEAM

JEFFREY MINDI CONNER MCCLURE MCCLURE PROCHASKA

Co-Founder Co-Founder & Senior VP

CEO Managing Principal Former Naval Intelligence Director of FCIM, FCC Investment Banker Officer Bank Director

ROBERT PERPETUA SAMANTHA JOHN AMWEG SEIDENBERG RAVICH BOLTON

CFO, FCC CCO, FCC Senior Advisor Special Advisor Former CFO, Turner Former PWC Investment Dep. National Security Former Ambassador to Investments Management Auditor Advisor to Vice President United Nations Cheney

KEITH STEVE DAVID LIAM HALL LOONEY DUHAMEL COAKLEY

Board of Directors Board of Directors Board of Directors Board of Directors Audit Comm. Chair Director, Saratoga M.D. Pulmonary Medical Co-President Former CFO Invesetment Corp Professor Georgetown Coakley Construction LendingTree.com Medical School

PORTFOLIO CONSTRUCTION

Profitablyinvestincompaniesand TARGET CAPITAL ALLOCATION industries that enhance prosperity, security and freedom for the U.S. and its allies.

Proprietary

Potential for current income and Product equity appreciation

U.S. Small / Middle Market Senior and Subordinated Debt

Event Driven Opportunistic

Proprietary Product

Event Driven Opportunistic

U.S. Small / Middle Market Senior and Subordinated Debt

RANGE OF STRATEGIES–RISK / REWARD

{

Senior debt Larger companies, more Unitranche debt liquidity, more leverage

U.S.Small/

Middle Subordinated debt

Market

Companies Preferred equity & warrants

Smaller companies, less liquidity, less leverage

RiskandReward(unleveraged)

{

Proprietary

Product Direct non-sponsor lending

Direct Equity

{

Distressed/

Opportunistic Distressed Debt / Restructuring Private equity side car

5% 10% 15% 20% 25%

PORTFOLIO – FINANCING AMERICA [50% OF BALANCE SHEET]
TARGET RETURNS 6-15%*

FINANCING THE MIDDLE MARKET

Senior, Uni-Tranche and Subordinated debt and preferred to Middle Market Companies

American Firms – Revenues generally greater than $10 million

Senior Secured – Rate ranging between 3%-7% over a standard benchmark

Second Lien Secured Loans – Expect these loans to carry a fixed or floating current yield of 6%-10% over prime rate or LIBOR

Subordinated Debt – Expect these loans to carry a fixed or floating current yield of 6%-12% over prime rate or LIBOR

Sourced through third parties, club deals and direct originations

TIMING

Increased banking and capital markets regulation creates economic opportunity

Stock and bond markets have a bias for big size

Socially Responsible Investment movement magnifies the effect

Global Quantatative Easing bubble showing signs of deflating

FREEDOM CAPITAL TEAM

$25 billion of capital markets and advisory transactions in middle market finance and real estate

Created 20+ finance platforms financing American opportunities

Three decade credit analysis and underwriting for investment platforms including BDCs

Experience through multiple cycles helps identify appropriate entry points

25+ relationships with relevant IBs and credit brokers

**There is no assurance the fund will achieve target returns.*

31

PORTFOLIO – OPPORTUNISTIC AND EVENT DRIVEN [25% OF BALANCE SHEET] TARGET RETURNS 15-30%*

OPPORTUNISTIC

     TIMING FREEDOM CAPITAL TEAM AND EVENT DRIVEN

Distressed plays Commodity bust – long term Distressed bank, real estate and resolution horizon oil and gas resolutions over 3 Private equity side car and Legacy LP decades investment buyouts Accounting changes, hedges and covenants Event driven opportunities (Colt Bankruptcy, Remington Outdoor) SRI / Impact pressure to divest from fossil fuel and other High Yield Fund liquidations industries

Structured sale transactions for the FDIC

Liquidated middle market TARP positions for Treasury

*Thereisnoassurancethefundwillachievetargetreturns. 32

PORTFOLIO – PROPRIETARY PRODUCT [25% OF BALANCE SHEET] TARGET RETURNS 10-25%*

PROPRIETARY PRODUCT TIMING FREEDOM CAPITAL TEAM

Themes – national security, cyber National Defense and cyber Unique combination of National security, Agriculture, weapons security are front burner issues Security, Global Intelligence, drones, Bioterrorismandfinancial

     Firearm and weapon space is backgrounds allows for access Debt and equity active todealflow.

Late to earlier stage companies Both debt and equity markets Inbound calls increasing are experiencing valuation Greater emphasis on control adjustments Beginning to build a pipeline of positons and management and board prospective transactions influence • Attractive entry points

*Thereisnoassurancethefundwillachievetargetreturns. 33

FREEDOM CAPITAL CORPORATION

ACTIONABLE OPPORTUNITY WITH SCALE

FCC is cleared by the SEC, FINRA and most states

Growing Brand Awareness –

THE WALL STREET JOURNAL.

FT FINANCIAL TIMES

THE HUFFINGTON POST

- 10,000 unique content users
- 1Mil+ Social Media Impressions

Growing demand for Alternative Investments

Untapped market for American Impact Investing – the other side of the ledger is $6.57 trillion

INCREASE IN SRI AND FINANCIAL REGULATION CREATES ECONOMIC OPPORTUNITY

SRI has gone mainstream - $6.57 trillion of U.S. investments and $59 trillion signatores of United Nations PRI

Massive contrarian play – limits capital to industries FCC favors

Shows people invest with their belief system

QE induced bubbles are beginning to deflate

Increased financial regulation reduces capital flows to small businesses

REGISTERED, NON-LISTED BDC STRUCTURE IS OPTIMAL FOR INVESTORS AND INVESTMENTS

Enables longer duration investment that are not highly correlated with liquid equity and debt markets

Limited liquidation risk – structure discourages investor redemptions and creates opportunity to buy rather than sell in down markets

Publicly registered company

Robust quarterly financial reporting

Available to more investors than a private placement[1]

**This investment involves risks. Please review all risk factors contained in the prospectus.*
(1) Certain State Suitability Standards apply, see prospectus.

34